Equity (Details) - USD ($)								12 Months Ended
		Feb. 24, 2026	Jan. 06, 2026	Jul. 02, 2025	Dec. 19, 2024	Oct. 12, 2023	Aug. 11, 2023	Jun. 30, 2026	Jun. 30, 2025	Oct. 15, 2024
Equity [Line Items]
Percentage of statutory surplus reserve								10.00%
Percentage of registered capital								50.00%
Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.00001
Share Subdivision [Member] | Pre-Consolidation Shares [Member]
Equity [Line Items]
Authorized share capital		800,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0004	$ 0.00001
Number of shares						10
Authorized share capital		1,900,000,000
Redesignated shares						820
Ordinary shares								1,900,000,000	4,980,000,000
Shares issued								1,161,276	12,650,000
Voting rights						one
Shares outstanding								1,161,276	12,650,000
Additional pre-consolidation shares		71,020,000,000
Number of pre-consolidation ordinary shares		4,980,000,000
Par value on pre-consolidation ordinary shares		$ 0.00001
Class A Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Number of shares issued				20,000,000
Class A Ordinary Shares [Member] | Private Offering [Member]
Equity [Line Items]
Number of shares issued			13,800,000
Ordinary shares, par value (in Dollars per share)			$ 0.00001
Aggregate amount of securities			$ 1,000,500
Class A Ordinary Shares [Member] | Pre-Consolidation Shares [Member]
Equity [Line Items]
Per share (in Dollars per share)				$ 0.4
Ordinary shares, par value (in Dollars per share)		$ 0.0004
Stock of ordinary share		1,900,000,000
Number of issued and unissued pre-consolidation shares		40
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Authorized share capital		50,000
Stock of ordinary share		76,000,000,000
Class A Ordinary Shares [Member] | Share Subdivision [Member]
Equity [Line Items]
Authorized share capital		800,000
Class A Ordinary Shares [Member] | Share Subdivision [Member] | Pre-Consolidation Shares [Member]
Equity [Line Items]
Authorized share capital		1
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0004	$ 0.00001
Authorized share capital		100,000,000
Redesignated shares						130
Ordinary shares								100,000,000	20,000,000
Shares issued								32,500	1,300,000
Voting rights						ten
Shares outstanding								32,500	1,300,000
Additional pre-consolidation shares		3,980,000,000
Number of pre-consolidation ordinary shares		20,000,000
Par value on pre-consolidation ordinary shares		$ 0.00001
Class B Ordinary Shares [Member] | Pre-Consolidation Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0004
Stock of ordinary share		100,000,000
Number of issued and unissued pre-consolidation shares		40
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Stock of ordinary share		4,000,000,000
Voting rights		Class B Ordinary Shares was increased to one hundred votes per share
Class B Ordinary Shares [Member] | Maximum [Member] | Pre-Consolidation Shares [Member]
Equity [Line Items]
Authorized share capital		1
Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued							95
Per share (in Dollars per share)							$ 0.0001
Ordinary shares, par value (in Dollars per share)						$ 0.00001
Authorized share capital						50,000
Stock of ordinary share						5,000,000,000
Redesignated shares, par value (in Dollars per share)						$ 0.00001
Originally issued ordinary shares						95
Shares outstanding					12,650,000
Ordinary Shares [Member] | Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Redesignated shares						5,000,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued					1,800,000			33,800,000	2,150,000
Ordinary shares, par value (in Dollars per share)		$ 0.0004				$ 0.00001
Ordinary shares						4,980,000,000
Shares issued						20,000,000				2,150,000
Originally issued ordinary shares	[1]							(45,288,724)
Shares outstanding					10,850,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued
Ordinary shares, par value (in Dollars per share)		$ 0.0004
Originally issued ordinary shares	[1]							(1,267,500)
Shares outstanding					1,300,000

[1]	On February 24, 2026, pursuant to an annual general meeting of shareholders held on February 24, 2026, there was a consolidation of every forty (40) issued and unissued Pre-consolidation Class A Ordinary Shares in the authorized share capital of the Company into 1 Class A ordinary shares of US$0.0004 each and every forty (40) issued and unissued Pre-consolidation Class B Ordinary Shares in the authorized share capital of the Company into 1 class B ordinary shares of US$0.0004 each, such that the authorized share capital of the Company became US$800,000 divided into 1,900,000,000 Class A Ordinary Shares of US$0.0004 each and 100,000,000 class B Ordinary Shares of US$0.0004 each. For more details please refer to Note 13 Equity.